--------------------------------------------------------------------------------
    Semiannual Report -- Financial Statements
--------------------------------------------------------------------------------


T. Rowe Price



                               Personal Strategy
                               Balanced Fund


                              -----------------
                              November 30, 1997
                              -----------------

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                      6 Months       Year               7/29/94
                                         Ended      Ended               Through
                                      11/30/97    5/31/97    5/31/96    5/31/95

NET ASSET VALUE

Beginning of period                  $   14.07   $  12.68   $  11.15   $  10.00
                                     ...........................................
Investment activities
  Net investment income                   0.22*      0.42*      0.41*      0.33*
  Net realized and unrealized
  gain (loss)                             0.93       1.69       1.56       1.08
                                     ...........................................
  Total from investment activities        1.15       2.11       1.97       1.41
                                     ...........................................
Distributions
  Net investment income                  (0.22)     (0.40)     (0.37)     (0.26)
  Net realized gain                      (0.21)     (0.32)     (0.07)         -
                                     ...........................................
  Total distributions                    (0.43)     (0.72)     (0.44)     (0.26)
                                     ...........................................
NET ASSET VALUE
End of period                        $   14.79   $  14.07   $  12.68   $  11.15
                                     -------------------------------------------
Ratios/Supplemental Data

Total return                              8.29%*    17.21%*    17.97%*    14.35%*
 ................................................................................
Ratio of expenses to average
net assets                                1.05%+*    1.05%*     1.05%*     1.05%+*
 ................................................................................
Ratio of net investment income to
average net assets                        3.12%+*    3.20%*     3.44%*     3.74%+*
 ................................................................................
Portfolio turnover rate                  19.0%      54.0%      47.7%      25.8%+
 ................................................................................
Average commission rate paid         $ 0.0338    $   0.0369 $   0.0398 $     -
 ................................................................................
Net assets, end of period
(in thousands)                       $277,783    $205,883   $116,826   $13,336


* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1997

-----------------------
Statement of Net Assets                              Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks  57.7%

FINANCIAL  11.4%

Bank and Trust  6.4%

Abbey National (GBP)                                     44,000    $        696
 ................................................................................
ABN Amro Holdings (NLG)                                  20,400             389
 ................................................................................
Air Liquide (L) (FRF)                                     1,840             290
 ................................................................................
BANC ONE                                                 32,200           1,654
 ................................................................................
Banca Commerciale Italiana (ITL)                         86,000             246
 ................................................................................
Banco de Bilbao Vizcaya ADR                              13,200             394
 ................................................................................
Banco Frances del Rio ADR                                 7,704             208
 ................................................................................
BankBoston                                                4,300             383
 ................................................................................
Bankgesellschaft Berlin (DEM)                             4,000              85
 ................................................................................
Barclay's (GBP)                                          23,255             561
 ................................................................................
Chase Manhattan                                          13,800           1,499
 ................................................................................
Citicorp                                                  5,900             708
 ................................................................................
Deutsche Bank (DEM)                                       5,600             358
 ................................................................................
Development Bank of Singapore (SGD)                      11,000             104
 ................................................................................
Dresdner Bank AG (DEM)                                    7,000             272
 ................................................................................
First Union                                              10,200             497
 ................................................................................
HSBC Holdings (GBP)                                      22,200             566
 ................................................................................
J. P. Morgan                                              8,030             917
 ................................................................................
KeyCorp                                                   3,550             239
 ................................................................................
Kredietbank (BEF)                                           650             262
 ................................................................................
Mellon Bank                                              24,600           1,395
 ................................................................................
Mercantile Bancorporation                                 1,000              52
 ................................................................................
National City                                             6,900             461
 ................................................................................
NationsBank                                               5,300             318
 ................................................................................
Norwest                                                  20,700             775
 ................................................................................
Overseas Chinese Bank (SGD)                              12,000              72
 ................................................................................
RHB Sakura Merchant Bankers (MYR) *                       2,000               1
 ................................................................................
Schweizerischer Bankverein (CHF) *                        1,700             488
 ................................................................................
Societe Generale (FRF)                                    2,772             364
 ................................................................................
Societe Generale de Belgique (BEF)                        1,900             177
 ................................................................................
Svenska Handelsbanken (SEK)                              11,000             388
 ................................................................................
U.S. Bancorp                                              4,600             495
 ................................................................................
Union Bank of Switzerland (CHF)                             440             560
 ................................................................................

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--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands
Washington Mutual                                       22,470     $      1,550
 ................................................................................
Wells Fargo                                                900              277
 ................................................................................
Westpac Bank (AUD)                                      40,000              251
 ................................................................................
                                                                         17,952
                                                                   .............
Insurance  2.4%

ACE Limited                                              8,900              883
 ................................................................................
American General                                         9,000              485
 ................................................................................
American International Group                             2,850              287
 ................................................................................
EXEL                                                     6,200              381
 ................................................................................
Mid Ocean Limited                                        6,200              385
 ................................................................................
St. Paul Companies                                      18,400            1,472
 ................................................................................
Sumitomo Marine & Fire Insurance (JPY)                  40,000              202
 ................................................................................
Travelers Property Casualty                             37,200            1,479
 ................................................................................
UNUM                                                    10,400              493
 ................................................................................
Willis-Corroon ADR                                      50,700              542
 ................................................................................
                                                                          6,609
                                                                   .............
Financial Services  2.6%

American Express                                        16,200            1,278
 ................................................................................
Associates First Capital (Class A)                         500               32
 ................................................................................
AXA (FRF)                                                4,700              341
 ................................................................................
DCB Holdings (MYR)                                      40,000               23
 ................................................................................
Fannie Mae                                              31,100            1,642
 ................................................................................
Freddie Mac                                             18,200              751
 ................................................................................
Green Tree Financial                                     3,200               98
 ................................................................................
Household International                                  3,600              454
 ................................................................................
ING Groep (NLG)                                         12,184              495
 ................................................................................
Money Store                                              3,700               93
 ................................................................................
Morgan Stanley Dean Witter Discover                      1,400               76
 ................................................................................
Pearson (GBP)                                           15,000              209
 ................................................................................
SLM Holding                                              4,350              562
 ................................................................................
The CIT Group (Class A) *                                3,100               94
 ................................................................................
Travelers Group                                         19,249              972
 ................................................................................
                                                                          7,120
                                                                   .............
Total Financial                                                          31,681
                                                                   .............
UTILITIES  4.7%

Telephone Services  3.0%

ALLTEL                                                   8,200              326
 ................................................................................

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--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands
AT&T                                                    40,550     $      2,266
 ................................................................................
BellSouth                                               11,700              640
 ................................................................................
British Telecommunications PLC ADR                       4,600              359
 ................................................................................
Compania de Telecomunicaciones de Chile ADR              2,550               69
 ................................................................................
Frontier                                                34,100              835
 ................................................................................
Hong Kong Telecommunications ADR                         8,314              158
 ................................................................................
Nippon Telegraph & Telephone (JPY)                          44              362
 ................................................................................
SBC Communications                                      24,900            1,813
 ................................................................................
Telecom Corp. of New Zealand ADR                         6,000              246
 ................................................................................
Telecom Italia (ITL)                                    52,775              329
 ................................................................................
Telecom Italia Mobile (ITL)                             80,000              324
 ................................................................................
Telefonica de Espana ADR                                 3,500              303
 ................................................................................
Telmex (Class L) ADR                                     2,400              119
 ................................................................................
Telekom Malaysia (MYR)                                  25,500               57
 ................................................................................
                                                                          8,206
                                                                   .............
Electric Utilities  1.7%

Electrabel (BEF)                                           600              134
 ................................................................................
Empresa Nacional de Electricidad ADR                     9,600              180
 ................................................................................
Empresa Nacional de Electricidad Chile ADR               3,000               56
 ................................................................................
Entergy                                                  6,800              177
 ................................................................................
FirstEnergy *                                           49,317            1,331
 ................................................................................
Hong Kong Electric (HKD)                                57,000              193
 ................................................................................
Niagara Mohawk *                                        25,000              239
 ................................................................................
PECO Energy                                             18,200              442
 ................................................................................
Texas Utilities                                         14,000              560
 ................................................................................
Unicom                                                  35,900            1,046
 ................................................................................
VEBA (DEM)                                               7,400              440
 ................................................................................
                                                                          4,798
                                                                   .............
Total Utilities                                                          13,004
                                                                   .............
CONSUMER NONDURABLES  12.6%

Cosmetics  0.6%

Gillette                                                 1,300              120
 ................................................................................
International Flavors & Fragrances                      19,800              954
 ................................................................................
Kao (JPY)                                               36,000              479
 ................................................................................
                                                                          1,553
                                                                   .............

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--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
Beverages 0.7%

Anheuser-Busch                                              20,600        $  890
 ................................................................................
LVMH (FRF)                                                     800           138
 ................................................................................
PepsiCo                                                     28,300         1,043
 ................................................................................
                                                                           2,071
                                                                          ......

Food Processing 2.6%

Cadbury Schweppes (GBP)                                     33,500           348
 ................................................................................
Cadbury Schweppes ADR                                        3,600           151
 ................................................................................
CPC International                                            7,100           734
 ................................................................................
CSM (NLG)                                                    4,000           168
 ................................................................................
Danisco (DKK)                                                4,100           223
 ................................................................................
Dean Foods                                                   4,000           212
 ................................................................................
Eridania Beghin-Say (FRF)                                    2,000           311
 ................................................................................
General Mills                                                5,660           419
 ................................................................................
Heinz                                                        5,500           275
 ................................................................................
Hershey Foods                                                2,500           153
 ................................................................................
Interstate Bakeries                                          4,500           156
 ................................................................................
McCormick                                                   27,100           722
 ................................................................................
Nabisco Holdings (Class A)                                   7,300           340
 ................................................................................
Nestle (CHF)                                                   400           589
 ................................................................................
Ralston Purina                                              10,300           958
 ................................................................................
Sara Lee                                                    27,100         1,433
 ................................................................................
                                                                           7,192
                                                                          ......
Hospital Supplies/Hospital Management 1.0%

Abbott Laboratories                                          2,000           130
 ................................................................................
Baxter International                                         4,000           202
 ................................................................................
Boston Scientific *                                          5,900           267
 ................................................................................
HealthSouth *                                               15,200           399
 ................................................................................
Medtronic                                                    6,600           315
 ................................................................................
Smith & Nephew (GBP)                                        56,000           162
 ................................................................................
St. Jude Medical *                                           5,100           151
 ................................................................................
Tenet Healthcare *                                           9,300           295
 ................................................................................
Terumo (JPY)                                                39,000           611
 ................................................................................
United States Surgical *                                    12,200           322
 ................................................................................
                                                                           2,854
                                                                          ......
Pharmaceuticals 3.7%

American Home Products                                      24,080         1,683
 ................................................................................
Astra (Class B) (SEK)                                       12,000           200
 ................................................................................

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--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Biogen                                                       1,900       $    67
 ................................................................................
Bristol-Myers Squibb                                         8,400           786
 ................................................................................
Eli Lilly                                                    6,028           380
 ................................................................................
Gehe (DEM)                                                   3,100           158
 ................................................................................
Glaxo Wellcome ADR                                           6,800           311
 ................................................................................
Johnson & Johnson                                           10,100           636
 ................................................................................
Merck                                                        8,400           794
 ................................................................................
Novartis (CHF)                                                 320           511
 ................................................................................
Pfizer                                                      18,920         1,376
 ................................................................................
Pharmacia & Upjohn                                          14,360           485
 ................................................................................
Schering-Plough                                              8,100           508
 ................................................................................
SmithKline Beecham ADR                                      27,200         1,350
 ................................................................................
Takeda Chemical Industries (JPY)                            19,000           555
 ................................................................................
Warner-Lambert                                               3,100           434
 ................................................................................
                                                                          10,234
                                                                         .......
Health Care Services 0.3%

Altana AG (DEM)                                              3,100           214
 ................................................................................
United HealthCare                                           10,300           536
 ................................................................................
                                                                             750
                                                                         .......
Miscellaneous Consumer Products 3.7%

Benetton Group (ITL)                                        14,560           221
 ................................................................................
Bridgestone (JPY)                                           24,000           521
 ................................................................................
Colgate-Palmolive                                           20,700         1,383
 ................................................................................
CUC International *                                         21,350           614
 ................................................................................
Grand Metropolitan ADR                                       6,800           253
 ................................................................................
Huhtamaki (FIM)                                              1,500            64
 ................................................................................
Jones Apparel Group *                                        2,100           102
 ................................................................................
Kuraray (JPY)                                               29,000           250
 ................................................................................
Lion Nathan (NZD)                                           74,000           175
 ................................................................................
Mattel                                                      13,600           545
 ................................................................................
Newell                                                       7,400           302
 ................................................................................
Philip Morris                                               45,150         1,964
 ................................................................................
Procter & Gamble                                             5,000           381
 ................................................................................
Service Corp. International                                 13,300           486
 ................................................................................
Stanley Works                                                7,100           313
 ................................................................................
Textron                                                      2,400           142
 ................................................................................
Tomkins (GBP)                                               20,000           102
 ................................................................................
Tomkins ADR                                                  9,000           186
 ................................................................................

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--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Unifi                                                        15,100      $   574
 ................................................................................
Unilever N.V. ADR                                             9,500          552
 ................................................................................
UST                                                          27,400          846
 ................................................................................
Yue Yuen Industrial (HKD)                                   127,000          278
 ................................................................................
                                                                          10,254
                                                                         .......
Total Consumer Nondurables                                                34,908
                                                                         .......
CONSUMER SERVICES 6.1%

Restaurants 0.0%

Tricon Global Restaurants *                                   1,500           51
 ................................................................................
                                                                              51
                                                                         .......
General Merchandisers 1.6%

Carrefour (FRF)                                                 200          107
 ................................................................................
Dayton Hudson                                                 7,700          512
 ................................................................................
Fred Meyer *                                                  2,200           75
 ................................................................................
J.C. Penney                                                   5,000          321
 ................................................................................
JUSCO (JPY)                                                  18,000          302
 ................................................................................
Marui (JPY)                                                  11,000          172
 ................................................................................
Neiman-Marcus *                                               8,800          290
 ................................................................................
Pinault Printemps Redoute (FRF)                                 900          460
 ................................................................................
Tesco (GBP)                                                  45,482          368
 ................................................................................
TJX                                                           9,400          324
 ................................................................................
Wal-Mart                                                     23,000          919
 ................................................................................
Warnaco Group (Class A)                                      16,900          496
 ................................................................................
                                                                           4,346
                                                                         .......
Specialty Merchandisers 2.2%

American Stores                                              11,500          228
 ................................................................................
Christian Dior (FRF)                                          1,700          168
 ................................................................................
CVS                                                           9,835          653
 ................................................................................
Federated Department Stores *                                 8,800          401
 ................................................................................
General Nutrition *                                          12,400          424
 ................................................................................
Home Depot                                                    8,100          453
 ................................................................................
Kohl's *                                                      4,100          297
 ................................................................................
McKesson                                                        800           89
 ................................................................................
Omron (JPY)                                                  35,000          598
 ................................................................................
Safeway *                                                    13,100          796
 ................................................................................
The Gap                                                         500           27
 ................................................................................

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

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--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands
Toys "R" Us *                                                23,300      $   795
 ................................................................................
Tupperware                                                   47,000        1,122
 ................................................................................
                                                                           6,051
                                                                         .......
Entertainment and Leisure 1.1%

Carnival (Class A) ADR                                        9,100          492
 ................................................................................
Disney                                                        7,800          740
 ................................................................................
Hutchison Whampoa (HKD)                                      90,000          600
 ................................................................................
ITT *                                                         1,400          106
 ................................................................................
McDonald's                                                    5,200          252
 ................................................................................
Reader's Digest (Class B)                                    35,140          857
 ................................................................................
Sharp (JPY)                                                  16,000          107
 ................................................................................
                                                                           3,154
                                                                         .......
Media and Communications 1.2%

Asatsu (JPY)                                                 14,000          244
 ................................................................................
Elsevier (NLG)                                               12,000          203
 ................................................................................
R.R. Donnelley                                               26,700          941
 ................................................................................
Time Warner                                                   8,400          489
 ................................................................................
Tribune                                                       9,000          507
 ................................................................................
U S WEST Media *                                             13,800          367
 ................................................................................
Valassis Communications *                                     6,200          186
 ................................................................................
Vodafone ADR                                                  8,500          561
 ................................................................................
                                                                           3,498
                                                                         .......
Total Consumer Services                                                   17,100
                                                                         .......
CONSUMER CYCLICALS 2.6%

Automobiles and Related 0.4%

Cycle & Carriage (SGD)                                       22,000           93
 ................................................................................
Honda ADR                                                     6,800          483
 ................................................................................
Lear *                                                        1,400           66
 ................................................................................
Lucasvarity ADR                                               9,280          295
 ................................................................................
SPX                                                           4,800          328
 ................................................................................
                                                                           1,265
                                                                         .......
Building and Real Estate 0.8%

Cheung Kong Holdings (HKD)                                   67,000          472
 ................................................................................
City Developments (SGD)                                      15,000           74
 ................................................................................
Crescent Real Estate Equities, REIT                             900           35
 ................................................................................
DBS Land (SGD)                                               20,000           34
 ................................................................................

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--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Federal Realty Investment Trust, REIT                  18,200     $         458
 ................................................................................
Patriot American Hospitality, REIT                      8,699               272
 ................................................................................
Simon DeBartolo Group, REIT                            12,672               414
 ................................................................................
Starwood Lodging, REIT                                  7,800               418
 ................................................................................
                                                                          2,177
                                                                  ..............

Miscellaneous Consumer Durables  1.4%

Corning                                                42,400             1,800
 ................................................................................
Masco                                                   6,100               288
 ................................................................................
OCE Van Der Grinten NV (NLG)                            1,800               205
 ................................................................................
Ricoh (JPY)                                            34,000               410
 ................................................................................
Sony (JPY)                                              4,000               342
 ................................................................................
Sony ADR                                                1,300               108
 ................................................................................
Whirlpool                                              11,700               641
 ................................................................................
                                                                          3,794
                                                                  ..............
Total Consumer Cyclicals                                                  7,236
                                                                  ..............

TECHNOLOGY  3.3%

Electronic Components  0.6%

Altera *                                                2,000                94
 ................................................................................
EMC *                                                   1,800                55
 ................................................................................
Intel                                                   8,000               621
 ................................................................................
Linear Technology                                       4,300               276
 ................................................................................
Maxim Integrated Products *                             4,100               283
 ................................................................................
Motorola                                                4,100               258
 ................................................................................
                                                                          1,587
                                                                  ..............
Electronic Systems  0.5%

Hewlett-Packard                                         5,400               330
 ................................................................................
Honeywell                                               9,850               645
 ................................................................................
KLA Instruments *                                       1,400                54
 ................................................................................
Nokia ADR                                               4,000               333
 ................................................................................
                                                                          1,362
                                                                  ..............
Information Processing  0.7%

COMPAQ Computer                                         8,000               499
 ................................................................................
Dell Computer *                                         2,200               185
 ................................................................................
Hitachi ADR                                             3,400               244
 ................................................................................
IBM                                                     8,960               982
 ................................................................................
                                                                          1,910
                                                                  ..............

10
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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Office Automation  0.0%

Xerox                                                   1,900     $         148
 ................................................................................
                                                                            148
                                                                  ..............
Specialized Computer  0.0%

Sun Microsystems *                                      1,700                61
 ................................................................................
                                                                             61
                                                                  ..............
Telecommunications Equipment  0.9%

Cisco Systems *                                          6,900              595
 ................................................................................
LM Ericsson (Class B) ADR                                9,000              364
 ................................................................................
Lucent Technologies                                      1,700              136
 ................................................................................
MCI                                                      9,800              430
 ................................................................................
Telecomunicacoes Brasileiras ADR                         5,600              585
 ................................................................................
WorldCom                                                11,100              356
 ................................................................................
                                                                          2,466
                                                                  ..............
Aerospace and Defense  0.6%

AlliedSignal                                            22,280              827
 ................................................................................
Boeing                                                   5,600              298
 ................................................................................
Lockheed Martin                                          4,100              400
 ................................................................................
Raytheon                                                 1,900              106
 ................................................................................
                                                                          1,631
                                                                  ..............
Total Technology                                                          9,165
                                                                  ..............
CAPITAL EQUIPMENT  2.4%

Electrical Equipment  1.6%

ABB Group (CHF)                                            200              266
 ................................................................................
Canon (JPY)                                             13,000              314
 ................................................................................
GE                                                      29,300            2,161
 ................................................................................
Hubbell (Class B)                                        7,700              350
 ................................................................................
Matsushita Electric Works (JPY)                         22,000              179
 ................................................................................
Mitsubishi Electric (JPY)                               37,000              102
 ................................................................................
Siemens (DEM)                                            5,000              294
 ................................................................................
Tyco International                                      19,522              766
 ................................................................................
                                                                          4,432
                                                                  ..............
Machinery  0.8%

Cooper Industries                                        2,000              103
 ................................................................................
Danaher                                                 11,200              658
 ................................................................................
GKN (GBP)                                               22,300              485
 ................................................................................

11
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--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Man (DEM)                                                  900    $         268
 ................................................................................
S I G Schweis (CHF)                                         80              208
 ................................................................................
Teleflex                                                13,100              501
 ................................................................................
Valmet (FIM)                                             6,000               89
 ................................................................................
                                                                          2,312
                                                                  ..............
Total Capital Equipment                                                   6,744
                                                                  ..............
BUSINESS SERVICES AND
TRANSPORTATION  4.2%

Computer Service and Software  1.8%

Automatic Data Processing                                8,900              501
 ................................................................................
BMC Software *                                          10,000              650
 ................................................................................
Electronic Data Systems                                 22,300              847
 ................................................................................
First Data                                              17,684              501
 ................................................................................
Galileo International                                    4,000              107
 ................................................................................
McAfee Associates *                                      5,000              228
 ................................................................................
Microsoft *                                              5,200              736
 ................................................................................
National Data                                            4,300              152
 ................................................................................
Oracle *                                                 9,387              312
 ................................................................................
Parametric Technology *                                  6,800              344
 ................................................................................
SunGard Data Systems *                                  12,600              326
 ................................................................................
Synopsys *                                               5,700              235
 ................................................................................
                                                                          4,939
                                                                  ..............
Distribution Services  0.0%

Rykoff-Sexton                                           2,200                49
 ................................................................................
                                                                             49
                                                                  ..............
Environmental  0.1%

USA Waste Services *                                    6,600               218
 ................................................................................
                                                                            218
                                                                  ..............
Transportation Services  0.1%

Mitsubishi Heavy Industries (JPY)                      31,000               122
 ................................................................................
United Engineers (MYR)                                 23,000                20
 ................................................................................
                                                                            142
                                                                  ..............
Miscellaneous Business Services  1.2%

British Airport Authorities (GBP)                      24,800               209
 ................................................................................
Corporate Express *                                    15,650               246
 ................................................................................
H&R Block                                              41,300             1,693
 ................................................................................
Omnicom                                                 2,600               193
 ................................................................................
Sime Darby (MYR)                                       48,000                48
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Wallace Computer Services                               4,400     $         153
 ................................................................................
Waste Management                                       34,860               859
 ................................................................................
                                                                          3,401
                                                                  ..............
Airlines  0.9%

AMR *                                                   4,340               526
 ................................................................................
Delta                                                  15,700             1,750
 ................................................................................
KLM (NLG)                                               6,000               216
 ................................................................................
KLM Royal Dutch Airlines ADR                              700                25
 ................................................................................
Singapore Airlines (SGD)                               13,000                85
 ................................................................................
                                                                          2,602
                                                                  ..............
Railroads  0.1%

Burlington Northern Santa Fe                            2,800               256
 ................................................................................
                                                                            256
                                                                  ..............
Total Business Services and Transportation                               11,607
                                                                  ..............
ENERGY  4.3%

Energy Services  0.8%

BJ Services *                                           2,300               165
 ................................................................................
Camco International                                     2,100               132
 ................................................................................
Cooper Cameron *                                        5,500               335
 ................................................................................
Elf Aquitaine ADR                                       5,000               286
 ................................................................................
Halliburton                                             7,200               388
 ................................................................................
Johnson Electric Holdings (HKD)                       123,600               313
 ................................................................................
Schlumberger                                            5,960               491
 ................................................................................
TOTAL ADR                                               3,000               158
 ................................................................................
                                                                          2,268
                                                                  ..............
Exploration & Production  0.1%

Santos (AUD)                                           49,000               202
 ................................................................................
                                                                            202
                                                                  ..............
Integrated Petroleum - Domestic  1.8%

Atlantic Richfield                                     17,400             1,418
 ................................................................................
British Petroleum ADR                                  14,080             1,169
 ................................................................................
Occidental Petroleum                                   34,000             1,009
 ................................................................................
Unocal                                                 12,700               506
 ................................................................................
USX-Marathon                                           28,300               969
 ................................................................................
                                                                          5,071
                                                                  ..............
Integrated Petroleum - International  1.6%

ENI S.p.A. ADR                                          5,000               290
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
-------------------------------------------------------


                                 Shares/Par     Value
-------------------------------------------------------
                                         In thousands

Exxon                             14,160   $      864
 .......................................................
Mobil                             17,200        1,238
 .......................................................
Repsol ADR                         5,200          224
 .......................................................
Royal Dutch Petroleum ADR         10,000          527
 .......................................................
Shell Transport & Trading ADR      8,400          350
 .......................................................
Texaco                            16,600          938
 .......................................................
                                                4,431
                                           ............
Total Energy                                   11,972
                                           ............


PROCESS INDUSTRIES  4.0%

Diversified Chemicals  1.0%

Dow Chemical                      17,700        1,748
 .......................................................
DuPont                            10,600          642
 .......................................................
Hercules                           5,400          262
 .......................................................
Olin                               3,000          148
 .......................................................
                                                2,800
                                           ............


Specialty Chemicals  1.8%

3M                                 2,800          273
 .......................................................
A. Schulman                       23,000          518
 .......................................................
Akzo Nobel (NLG)                   1,600          282
 .......................................................
BASF AG (DEM)                      8,400          297
 .......................................................
Bayer AG (DEM)                     7,200          268
 .......................................................
Great Lakes Chemical              30,840        1,384
 .......................................................
Pall                              70,600        1,491
 .......................................................
Sigma Aldrich                      4,600          165
 .......................................................
Sumitomo Chemicals (JPY)          40,000          133
 .......................................................
Technip (FRF)                      3,300          342
 .......................................................
                                                5,153
                                           ............


Paper and Paper Products  0.9%

Dai Nippon Printing (JPY)         15,000          297
 .......................................................
Fort James                        13,900          544
 .......................................................
Kimberly-Clark                    30,400        1,583
 .......................................................
                                                2,424
                                           ............


Forest Products  0.1%

International Paper                7,100          337
 .......................................................
                                                  337
                                           ............


Building and Construction  0.2%

Blue Circle Industries (GBP)      35,418          203
 .......................................................

T. Rowe Price Personal Strategy Balanced Fund
-------------------------------------------------------

                                 Shares/Par     Value
-------------------------------------------------------
                                         In thousands

Holderbank Financiere (CHF)         320   $       279
 .......................................................
                                                  482
                                          .............
Total Process Industries                       11,196
                                          .............


BASIC MATERIALS  0.8%

Metals  0.5%

Alcoa                             2,500           168
 .......................................................
Anglo American Platinum (ZAR)    18,000           280
 .......................................................
Nucor                             4,900           245
 .......................................................
Reynolds Metals                  10,900           621
 .......................................................
                                                1,314
                                          .............


Mining  0.2%

LONRHO (GBP)                     91,228           142
 .......................................................
Newmont Mining                    7,500           225
 .......................................................
Rio Tinto (AUD)                  12,000           132
 .......................................................
                                                  499
                                          .............


Miscellaneous Materials  0.1%

Crown Cork & Seal                 5,100           249
 .......................................................
Malayan Cement (MYR)             73,750            45
 .......................................................
                                                  294
                                          .............
Total Basic Materials                           2,107
                                          .............


MISCELLANEOUS  1.1%

Other Miscellaneous  1.0%

SPDR Trust                       28,500         2,726
 .......................................................
                                                2,726
                                           ............


Conglomerates  0.1%

ORKLA (Class A) (NOK)             2,900           250
 .......................................................
                                                  250
                                           ............
Total Miscellaneous                             2,976
                                           ............


FOREIGN  0.2%

Europe  0.1%

AXA Colonia Konzern (DEM)         2,000           169
 .......................................................
Svenska Cellulosa (SEK)           5,000           110
 .......................................................
                                                  279
                                           ............

T. Rowe Price Personal Strategy Balanced Fund
-------------------------------------------------------


                                                         Shares/Par     Value
-------------------------------------------------------------------------------
                                                                 In thousands

Foreign  0.1%

Bobst AG (CHF)                                                 200   $    294
 ................................................................................
                                                                          294
                                                                     ..........
Total Foreign                                                             573
                                                                     ..........
Total Common Stocks (Cost $133,053)                                   160,269
                                                                     ..........


Corporate Bonds  18.6%

Abbey National, Sub. Notes, 6.69%, 10/17/05               $976,000        977
 ................................................................................
AEI Holding, Sr. Notes, (144a) 10.00%, 11/15/07            225,000        228
 ................................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03          250,000        269
 ................................................................................
Agrium, 7.00%, 2/1/04                                      300,000        308
 ................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04                 500,000        531
 ................................................................................
Airplane Pass Thru, 10.875%, 3/15/19                       500,000        562
 ................................................................................
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06              500,000        545
 ................................................................................
AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09          350,000        359
 ................................................................................
American Airline, 9.71%, 1/2/07                             42,495         47
 ................................................................................
American Builders & Contractors Supply, Sr. Sub. Notes
    10.625%, 5/15/07                                       500,000        520
 ................................................................................
American Express, 7.60%, 8/15/02                           300,000        312
 ................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06       25,000         27
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05           500,000        535
 ................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07        200,000        216
 ................................................................................
Ameriserve Food, Sr. Sub. Notes, (144a)
    10.125%, 7/15/07                                       500,000        520
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                           20,000         21
 ................................................................................
AMR, Deb., 9.00%, 9/15/16                                  100,000        116
 ................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04         275,000        288
 ................................................................................
Associated Materials, Sr. Sub. Notes, 11.50%, 8/15/03      750,000        797
 ................................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00          700,000        685
 ................................................................................
B E Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06              250,000        265
 ................................................................................
B.F. Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02        150,000        161
 ................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08               152,000        147
 ................................................................................
Bay View Capital, Sub. Notes, 9.125%, 8/15/07              275,000        283
 ................................................................................
Bear Stearns, Sr. Notes, 8.25%, 2/1/02                     150,000        159
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                         660,000        657
 ................................................................................
Celestica International, Gtd. Sr. Sub. Notes
    10.50%, 12/31/06                                       500,000        532
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                             Shares/Par   Value
--------------------------------------------------------------------------------
                                                                   In thousands

Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                 $  200,000  $  196
 ................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                          1,300,000   1,394
 ................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07                  375,000     382
 ................................................................................
Coca-Cola Bottling Group, Sr. Sub. Notes
    9.00%, 11/15/03                                             150,000     154
 ................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                      500,000     552
 ................................................................................
Comcast Cable Communications, 8.875%, 5/1/17                    500,000     582
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
    12.00%, 8/1/05                                              500,000     559
 ................................................................................
Container Corporation of America, Sr. Notes
    9.75%, 4/1/03                                               250,000     269
 ................................................................................
Continental Airlines, 6.94%, 10/15/13                           686,275     701
 ................................................................................
Courtyard by Marriott II, Sr. Secured Notes
    10.75%, 2/1/08                                              100,000     108
 ................................................................................
Cox Communications, Deb., 7.25%, 11/15/15                       600,000     621
 ................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                    500,000     532
 ................................................................................
Details, Sr. Sub. Notes, (144a) 10.00%, 11/15/05                 25,000      25
 ................................................................................
Discover Card Master Trust 1, 7.75%, 4/16/02                    100,000     102
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                      415,000     444
 ................................................................................
Dr Pepper Bottling, Sr. Disc. Notes, STEP
    Zero Coupon, 2/15/03                                        250,000     258
 ................................................................................
Dual Drilling, Sr. Sub. Notes, 9.875%, 1/15/04                  250,000     270
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                        300,000     311
 ................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                          350,000     359
 ................................................................................
Eli Lilly, 7.125%, 6/1/25                                     1,120,000   1,177
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes
    9.50%, 5/15/07                                              500,000     497
 ................................................................................
Enhance Financial Services, Deb., 6.75%, 3/1/03                 500,000     498
 ................................................................................
Fairchild Semiconductor, Sr. Sub. Notes
    10.125%, 3/15/07                                            500,000     522
 ................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                      500,000     548
 ................................................................................
Falcon Building Products, Gtd. Sr. Sub. Notes
    9.50%, 6/15/07                                              100,000     103
 ................................................................................
Falcon Drilling, Sr. Notes, 8.875%, 3/15/03                     250,000     264
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                        250,000     282
 ................................................................................
First National Bank of Boston, Sub. Notes, 8.00%, 9/15/04       700,000     754
 ................................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                       500,000     492
 ................................................................................
Fleet Norstar Group, Sub. Notes, 9.90%, 6/15/01                 100,000     111
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06          $  250,000 $        268
 ................................................................................
Florida Power, 1st Mtg. Notes, 6.125%, 3/1/03              210,000          209
 ................................................................................
Ford Motor Credit, MTN, 7.60%, 3/29/00                      50,000           51
 ................................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06           250,000          271
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
     11.00%, 11/15/05                                      500,000          540
 ................................................................................
General Electric Capital, 8.625%, 6/15/08                  100,000          116
 ................................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03             500,000          531
 ................................................................................
Haynes International, Sr. Notes, 11.625%, 9/1/04           125,000          143
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05               500,000          542
 ................................................................................
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07      50,000           52
 ................................................................................
HMH Properties, Sr. Notes, 8.875%, 7/15/07                 550,000          566
 ................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05     250,000          264
 ................................................................................
International Logistics, Sr. Notes, (144a) 9.75%,
     10/15/07                                              400,000          393
 ................................................................................
International Wire, Sr. Sub. Notes, (144a) 11.75%,
     6/1/05                                                350,000          381
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06          350,000          368
 ................................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09              500,000          507
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                    500,000          562
 ................................................................................
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06        100,000          106
 ................................................................................
Lehman Brothers Holdings, 7.41%, 5/25/99                   200,000          204
 ................................................................................
Lenfest Communications, Sr. Notes, 8.375%, 11/1/05          30,000           30
 ................................................................................
Long Island Lighting, Deb., 7.05%, 3/15/03                  75,000           76
 ................................................................................
Loomis Fargo & Company, Sr. Sub. Notes 10.00%, 1/15/04     250,000          256
 ................................................................................
Marcus Cable, Gtd. Sr. Disc. Notes, STEP Zero Coupon,
     8/1/04                                                350,000          320
 ................................................................................
Marriott International, 6.75%, 12/15/03                    600,000          605
 ................................................................................
Maxxam Group Holdings, Sr. Secured Notes 12.00%, 8/1/03    250,000          270
 ................................................................................
Northland Cable Television, Sr. Sub. Notes, (144a)
     10.25%, 11/15/07                                      250,000          257
 ................................................................................
Northrop Grumman, 7.00%, 3/1/06                            630,000          645
 ................................................................................
Ocwen Financial, Sr. Notes, 11.875%, 10/1/03               200,000          224
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06             150,000          166
 ................................................................................
Paine Webber Group, 8.25%, 5/1/02                          500,000          530
 ................................................................................
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06    540,000          572
 ................................................................................
Praxair, Deb., 8.70%, 7/15/22                              700,000          768
 ................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07        350,000          374
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Principal Mutual, (144a)
     7.85%, 3/1/24                                      $  250,000 $        263
     ...........................................................................
     8.00%, 3/1/44                                         100,000          106
 ................................................................................
Public Service Electric & Gas, 1st Ref. Mtg. Notes
     7.00%, 9/1/24                                         300,000          293
 ................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06   250,000          273
 ................................................................................
Revlon Consumer Products, Sr. Sub. Notes 10.50%, 2/15/03   250,000          264
 ................................................................................
Rio Hotel & Casino
     Gtd. Sr. Sub. Notes, 9.50%, 4/15/07                   100,000          106
     ...........................................................................
     Sr. Sub. Notes, 10.625%, 7/15/05                      250,000          271
 ................................................................................
Rite Aid, 7.125%, 1/15/07                                  500,000          514
 ................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes 10.00%,
     3/15/05                                               250,000          274
 ................................................................................
Rouse, 8.50%, 1/15/03                                       25,000           26
 ................................................................................
Safelite Glass, Sr. Sub. Notes, (144a) 9.875%, 12/15/06    250,000          273
 ................................................................................
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04        135,000          153
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                25,000           26
 ................................................................................
Showboat, 1st Mtg. Bonds, 9.25%, 5/1/08                    250,000          261
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP Zero
     Coupon, 6/15/05                                       250,000          266
 ................................................................................
Specialty Retailers, Sr. Notes, 8.50%, 7/15/05             100,000          102
 ................................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06                350,000          394
 ................................................................................
Standard Credit Card Master Trust, 5.50%, 2/7/00           100,000           99
 ................................................................................
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07       350,000          361
 ................................................................................
TCI Communications, Deb. Notes, 8.75%, 8/1/15              540,000          614
 ................................................................................
Tele-Communications
     Sr. Notes, 8.25%, 1/15/03                             600,000          635
     ...........................................................................
     Deb., 8.75%, 2/15/23                                  500,000          524
 ................................................................................
Teleport Communications, Sr. Notes, 9.875%, 7/1/06         200,000          220
 ................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07          250,000          256
 ................................................................................
Tenneco, 8.20%, 11/15/99                                    25,000           26
 ................................................................................
Texas Bottling Group, Sr. Sub. Notes, 9.00%, 11/15/03      100,000          103
 ................................................................................
Texas Utilities
     1st Mtg. Bonds
         7.375%, 10/1/25                                   700,000          686
         .......................................................................
         7.875%, 4/1/24                                     30,000           31
         .......................................................................
     1st Mtg. Notes, 8.00%, 6/1/02                         100,000          106
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Texas-New Mexico Power, Deb., 12.50%, 1/15/99           $  120,000 $        127
 ................................................................................
Time Warner Entertainment, Deb., 8.375%, 3/15/23         1,200,000        1,339
 ................................................................................
Trump Atlantic City, 1st Mtg. Notes, 11.25%, 5/1/06        250,000          248
 ................................................................................
Union Planters Trust Capital, Gtd. Bonds, 8.20%,
     12/15/26                                            1,225,000        1,280
 ................................................................................
United Air Lines, 9.20%, 3/22/08                           223,312          246
 ................................................................................
United Artists Theatre Circuit, PTC, 9.30%, 7/1/15         243,531          244
 ................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                  250,000          265
 ................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27             1,000,000        1,054
 ................................................................................
USG, Sr. Notes, 8.50%, 8/1/05                              250,000          266
 ................................................................................
Vencor, Sr. Sub. Notes, 8.625%, 7/15/07                    500,000          492
 ................................................................................
Venture Holdings Trust, Sr. Sub. Notes, (144a) 9.50%,
     7/1/05                                                500,000          500
 ................................................................................
Vesta Insurance Group, Deb. Notes, 8.75%, 7/15/25        1,000,000        1,176
 ................................................................................
Viasystems, Sr. Sub. Notes, (144a) 9.75%, 6/1/07           500,000          517
 ................................................................................
Wal-Mart Stores, Deb., 7.25%, 6/1/13                     1,310,000        1,389
 ................................................................................
Westamerica Bank, Sub. Notes, 6.99%, 9/30/03               250,000          254
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07        500,000          515
 ................................................................................
Total Corporate Bonds (Cost $50,132)                                     51,739
                                                                   .............
Foreign Government Obligations/Agencies  2.5%
Commonwealth of Australia, 9.50%, 8/15/03        AUD        10,000            8
 ................................................................................
European Investment Bank
     3.00%, 9/20/06                              JPY    87,000,000          740
     ...........................................................................
     4.625%, 2/26/03                             JPY   173,000,000        1,581
 ................................................................................
Federal Republic of Germany
     6.00%, 7/4/07                               DEM       715,000          421
     ...........................................................................
     6.50%, 7/15/03                              DEM        80,000           48
     ...........................................................................
     8.375%, 5/21/01                             DEM     1,400,000          884
     ...........................................................................
     8.50%, 8/21/00                              DEM        65,000           41
 ................................................................................
Government of Canada
     6.50%, 6/1/04                               CAD         9,000            7
     ...........................................................................
     8.50%, 4/1/02                               CAD       645,000          509
     ...........................................................................
     9.75%, 6/1/21                               CAD        30,000           31
 ................................................................................
Government of France
     5.50%, 4/25/07                              FRF     2,480,000          423
     ...........................................................................
     8.25%, 2/27/04                              FRF       324,000           64
     ...........................................................................
     8.50%, 11/25/02                             FRF     4,766,000          932
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Government of Japan, 4.50%, 6/20/03 ++          JPY     15,700,000 $        142
 ................................................................................
Int'l Bank for Reconstruction & Development
     6.75%, 3/15/00                             JPY      2,000,000           18
 ................................................................................
Kingdom of Belgium, 7.25%, 4/29/04              BEF        750,000           23
 ................................................................................
Kingdom of Denmark, 7.00%, 12/15/04             DKK         55,000            9
 ................................................................................
Kingdom of Spain, 8.00%, 5/30/04                ESP        100,000            1
 ................................................................................
Kingdom of Sweden, 6.00%, 2/9/05                SEK        100,000           13
 ................................................................................
Republic of Italy, 8.50%, 8/1/04                ITL    100,000,000           66
 ................................................................................
United Kingdom Treasury Notes
     7.50%, 12/7/06                             GBP        140,000          251
     ...........................................................................
     8.00%, 6/10/03                             GBP        303,000          540
     ...........................................................................
     8.50%, 12/7/05                             GBP         10,000           19
     ...........................................................................
     9.00%, 3/3/00                              GBP         24,000           42
 ................................................................................
Total Foreign Government Obligations/Agencies (Cost $7,095)               6,813
                                                                   .............
U.S. Government Mortgage-Backed Securities  13.2%
Federal Home Loan Mortgage Corp.
     6.00%, 4/1/24 - 11/1/25                            $  236,531          228
     ...........................................................................
     6.50%, 10/1/08 - 3/15/11                            3,549,950        3,521
     ...........................................................................
     7.00%, 10/1/08 - 10/1/25                              123,749          125
     ...........................................................................
     8.00%, 1/1/25                                         174,557          181
     ...........................................................................
     9.00%, 11/1/04                                         24,195           25
 ................................................................................
Federal National Mortgage Assn.
     6.00%, 9/1/08                                          74,330           73
     ...........................................................................
     6.50%, 3/1/09 - 8/1/23                                219,940          219
     ...........................................................................
     7.00%, 8/1/23 - 1/1/26                                690,467          695
     ...........................................................................
     7.50%, 11/1/07                                        110,902          114
     ...........................................................................
     8.00%, 5/1/07 - 6/1/10                                136,527          141
     ...........................................................................
     8.50%, 8/1/06 - 11/1/21                               105,854          111
     ...........................................................................
     9.00%, 5/1/01                                          37,550           39
     ...........................................................................
   REMIC, 8.00%, 2/25/07                                   100,000          104
 ................................................................................
Government National Mortgage Assn.
   I
     6.00%, 5/15/17 - 12/15/23                           2,944,210        2,850
     ...........................................................................
     6.50%, 12/15/23 - 4/15/27                           4,121,720        4,062
     ...........................................................................
     7.00%, 4/15/24 - 5/15/26                            5,964,365        5,989
     ...........................................................................
     7.50%, 2/15/16 - 6/15/26                            2,982,363        3,060
     ...........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands
Government National Mortgage Assn.
   I
       8.00%, 3/15/22 - 11/15/24                     $    943,288  $        981
       .........................................................................
   II
       7.00%, 9/20/27                                   2,964,416         2,959
       .........................................................................
       8.00%, 10/20/25                                    123,640           127
       .........................................................................
   TBA, I
       6.50%, 12/15/99                                  2,500,000         2,463
       .........................................................................
       7.00%, 12/15/99                                  8,666,000         8,702
 ................................................................................
Merrill Lynch Trust, 6.00%, 3/20/18                        11,806            11
 ................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $36,209)          36,780
                                                                    ............

U.S. Government Obligations/
Agencies  8.4%

Government Trust Certificates, 9.25%, 11/15/01             52,206            56
 ................................................................................
Resolution Funding, 8.125%, 10/15/19                      210,000           256
 ................................................................................
Tennessee Valley Authority
       5.88%, 4/1/36                                    2,000,000         2,040
       .........................................................................
       6.235%, 7/15/45                                  2,000,000         2,049
       .........................................................................
       6.875%, 12/15/43                                 3,340,000         3,323
 ................................................................................
U.S. Treasury Bonds, 6.75%, 8/15/26                    14,400,000        15,651
 ................................................................................
Total U.S. Government Obligations/Agencies (Cost $22,140)                23,375
                                                                    ............

Short-Term Investments  2.4%

Money Market Funds  2.4%

Reserve Investment Fund, 5.71% #                        6,501,095         6,501
 ................................................................................
Total Short-Term Investments (Cost $6,501)                                6,501
                                                                    ............

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities
102.8% of Net Assets (Cost $255,130)                               $    285,477

Other Assets Less Liabilities                                            (7,694)
                                                                   .............

NET ASSETS                                                         $    277,783
                                                                   -------------
Net Assets Consist of:

Accumulated net investment income - net of distributions           $      1,554

Accumulated net realized gain/loss - net of distributions                 3,250

Net unrealized gain (loss)                                               30,339

Paid-in-capital applicable to 18,782,093 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized        242,640
                                                                   .............

NET ASSETS                                                         $    277,783
                                                                   -------------

NET ASSET VALUE PER SHARE                                          $      14.79
                                                                   -------------



    * Non-income producing
   ++ Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.05% of net assets.
    # Seven-day yield
  ADR American Depository Receipt
  MTN Medium term note
  PTC Pass-through Certificate
 REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
  TBA To be announced security was purchased on a forward commitment basis
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.25% of net assets.

  AUD Australian dollar
  BEF Belgian franc
  CAD Canadian dollar
  CHF Swiss franc
  DEM German deutschemark
  DKK Danish krone
  ESP Spanish peseta
  FIM Finnish mark
  FRF French franc
  GBP British sterling
  HKD Hong Kong dollar
  ITL Italian lira
  JPY Japanese yen
  MYR Malaysian ringgit
  NLG Dutch guilder
  NOK Norwegian krone
  NZD New Zealand dollar
  SEK Swedish krona
  SGD Singapore dollar
  ZAR South African rand
    L Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                        Ended
                                                                       11/30/97
Investment Income

Income
 Interest                                                            $    3,985
 Dividend                                                                 1,313
 Other                                                                       51
                                                                     ...........
 Total income                                                             5,349
                                                                     ...........
Expenses
 Investment management                                                      737
 Shareholder servicing                                                      390
 Custody and accounting                                                      75
 Registration                                                                39
 Prospectus and shareholder reports                                          25
 Legal and audit                                                              8
 Directors                                                                    3
 Miscellaneous                                                                6
 Reimbursed to manager                                                       66
                                                                     ...........
 Total expenses                                                           1,349
                                                                     ...........
Net investment income                                                     4,000
                                                                     ...........
Realized and Unrealized Gain (Loss)

Net Realized Gain (Loss)
 Securities                                                               3,084
 Foreign currency transactions                                              (14)
                                                                     ...........
 Net realized gain (loss)                                                 3,070
                                                                     ...........
Change In Net Unrealized Gain Or Loss
 Securities                                                              12,002
 Other assets and liabilities
 denominated in foreign currencies                                           (2)
                                                                     ...........
 Change in net unrealized gain or loss                                   12,000
                                                                     ...........
Net realized and unrealized gain (loss)                                  15,070
                                                                     ...........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   19,070
                                                                     -----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                           6 Months        Year
                                                              Ended       Ended
                                                           11/30/97     5/31/97

Increase (Decrease) in Net Assets

Operations
 Net investment income                                  $     4,000  $    5,318
 Net realized gain (loss)                                     3,070       6,233
 Change in net unrealized gain or loss                       12,000      15,321
                                                        ........................
 Increase (decrease) in net assets from operations           19,070      26,872
                                                        ........................
Distributions to shareholders
 Net investment income                                       (3,619)     (4,810)
 Net realized gain                                           (3,090)     (3,853)
                                                        ........................
 Decrease in net assets from distributions                   (6,709)     (8,663)
                                                        ........................
Capital share transactions *
 Shares sold                                                 81,441     116,218
 Distributions reinvested                                     6,660       7,930
 Shares redeemed                                            (28,562)    (53,473)
                                                        ........................
 Increase (decrease) in net assets from capital
  share transactions                                         59,539      70,675
                                                        ........................
 Net equalization                                                --         173
                                                        ........................
Net Assets
Increase (decrease) during period                            71,900      89,057
Beginning of period                                         205,883     116,826
                                                        ........................
End of period                                           $   277,783  $  205,883
                                                        ------------------------
* Share information
   Shares sold                                                5,638       8,913
   Distributions reinvested                                     465         607
   Shares redeemed                                           (1,959)     (4,096)
                                                        ........................
   Increase (decrease) in shares outstanding                  4,144       5,424



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1997


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective June 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 1997, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Securities Lending The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At November 30, 1997, the value of securities on loan was $31,792,000. Although the risk is mitigated by the collateral, the fund could

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $67,522,000 and $28,090,000, respectively, for the six months ended November 30, 1997. Purchases and sales of U.S. government securities aggregated $44,953,000 and $19,089,000, respectively, for the six months ended November 30, 1997.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $255,130,000, and net unrealized gain aggregated $30,347,000, of which $35,805,000 related to appreciated investments and $5,458,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $126,000 was payable at November 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At November 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.05%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.05%. Pursuant to this agreement, $62,000 of unaccrued management fees remain subject to reimbursement through May 31, 2000. Pursuant to a previous agreement, $66,000 of expenses were repaid during the six months ended November 30, 1997, and $125,000 of fees and expenses remain subject to reimbursement through May 31, 1998.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $376,000 for the six months ended November 30, 1997, of which $62,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1997, totaled $70,000 and are reflected as interest income in the accompanying Statement of Operations.

During the six months ended November 30, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $3,412,000 with certain affiliates of the manager and paid commissions of $11,000 related thereto.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132  Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking  Available on most fixed income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services  Including Tele*Access(R) and
T. Rowe Price OnLine.

DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

INVESTMENT INFORMATION

Combined Statement  Overview of your T. Rowe Price accounts.

Shareholder Reports  Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update  Quarterly review of all T. Rowe Price fund results.

Insights  Educational reports on investment strategies and financial markets.

Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal
Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc.  Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS
 ................................................................................

DOMESTIC

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications*
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology
Small-Cap Stock***
Small-Cap Value**
Spectrum Growth
Value


INTERNATIONAL/GLOBAL

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ................................................................................

DOMESTIC TAXABLE

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 ................................................................................

INTERNATIONAL/GLOBAL

Emerging Markets Bond
Global Government Bond
International Bond


MONEY MARKET FUNDS
 ................................................................................

TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS
 ................................................................................

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ................................................................................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Formerly the closed-end New Age Media Fund; converted to open-end status on 7/28/97.
**  Closed to new investors.
*** Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free


For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call: 1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           C11-059 11/30/97